BALANCE SHEET COMPONENTS - Intangible Assets, Net (Details) - USD ($) $ in Thousands	Jan. 03, 2021	Dec. 29, 2019
Finite-Lived Intangible Assets [Line Items]
Total future amortization expense	$ 456
Trademarks and purchased technology
Finite-Lived Intangible Assets [Line Items]
Gross	1,815	$ 36,527
Accumulated Amortization	(1,359)	(31,435)
Total future amortization expense	$ 456	$ 5,092